SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 29, 2018	Jan. 26, 2018	Dec. 06, 2016
Subsequent Event
SUBSEQUENT EVENTS
Gross proceeds from issue of stock before deducting underwriting discounts and commissions	$ 213,850
ADS | Over-Allotment Option
SUBSEQUENT EVENTS
Ordinary shares issued (in shares)			820,735
ADS | Subsequent Event
SUBSEQUENT EVENTS
Ordinary shares issued (in shares)		8,000,000
Price per share sold (in dollars per ADS)		$ 26.00
ADS | Subsequent Event | SBCVC
SUBSEQUENT EVENTS
Number of shares sold		3,000,000
Price per share sold (in dollars per ADS)		$ 26.00
ADS | Subsequent Event | Over-Allotment Option
SUBSEQUENT EVENTS
Ordinary shares issued (in shares)	225,000
ADS | Subsequent Event | SBCVC | Over-Allotment Option
SUBSEQUENT EVENTS
Ordinary shares issued (in shares)	1,425,000
Class A | Over-Allotment Option
SUBSEQUENT EVENTS
Ordinary shares issued (in shares)			6,565,880
Class A | Subsequent Event
SUBSEQUENT EVENTS
Ordinary shares issued (in shares)		64,000,000
Class A | Subsequent Event | SBCVC
SUBSEQUENT EVENTS
Number of shares sold		24,000,000
Class A | Subsequent Event | Over-Allotment Option
SUBSEQUENT EVENTS
Ordinary shares issued (in shares)	1,800,000
Class A | Subsequent Event | SBCVC | Over-Allotment Option
SUBSEQUENT EVENTS
Ordinary shares issued (in shares)	11,400,000